Share capital and Contributed Surplus - Disclosure of range of exercise prices of outstanding share options (Details)	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Number outstanding | shares	995	1,229	1,856
Weighted average remaining contractual life	10 months 2 days
Weighted average outstanding strike price	$ 555.42	$ 555.24	$ 588
Number exercisable | shares	995
Remaining exercisable contractual life	10 months 2 days
Weighted average exercisable strike price	$ 555.42
Exercise price $535.50 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 535.5
Number outstanding | shares	905
Weighted average remaining contractual life	10 months 17 days
Weighted average outstanding strike price	$ 535.5
Number exercisable | shares	905
Remaining exercisable contractual life	10 months 17 days
Weighted average exercisable strike price	$ 535.5
Exercise price $756.00 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 756
Number outstanding | shares	90
Weighted average remaining contractual life	5 months 26 days
Weighted average outstanding strike price	$ 756
Number exercisable | shares	90
Remaining exercisable contractual life	5 months 26 days
Weighted average exercisable strike price	$ 756